INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
INCOME TAXES
Schedule of net income (loss) before income taxes

	For the six months ended June 30,
	2024	2025
Cayman Islands	2,077,284	(289,535,039)
Hong Kong	(818,770)	78,545,158
USA	—	(9,039,383)
British Virgin Islands	—	13,780,652
Net income (loss) before income taxes	1,258,514	(206,248,612)

Summary of current and deferred component of income tax expenses

	For the six months ended June 30,
	2024	2025
Current income tax expense	—	1,118,699
Deferred income tax benefit	—	(2,269,174)
Total income tax benefit	—	(1,150,475)